Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Transaction expenses related to the business combination	$ 646,303	$ 9,066	$ 1,653,448	$ 66,411
Allowance for doubtful accounts	$ 2,062,444		$ 2,062,444		$ 32,457
VSee Lab, Inc
Summary of Significant Accounting Policies
Transaction expenses related to the business combination					86,799	$ 216,025
Credit loss on accounts receivable					0	0
Allowance for doubtful accounts					$ 32,457	$ 0
Useful life of asset					3 years
VSee Lab, Inc | TAD
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab					53.80%